Intangible assets	6 Months Ended
Sep. 30, 2022
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2022	487,685	46,025	669,145	10,247	144,224	1,357,326
Additions	—	—	617	454	10,435	11,506
Disposals	—	—	—	—	(971)	(971)
Exchange differences	(3,642)	(15)	(37)	(83)	(638)	(4,415)

Accumulated acquisition values	484,043	46,010	669,725	10,618	153,050	1,363,446

Opening balance as of April 1, 2022	—	(21,624)	(653,403)	(8,347)	(83,916)	(767,290)
Amortization	—	(1,118)	(11,495)	(358)	(9,761)	(22,732)
Disposals	—	—	—	—	598	598
Exchange differences	—	—	9	71	300	380
Accumulated amortization	—	(22,742)	(664,889)	(8,634)	(92,779)	(789,044)

Opening balance as of April 1, 2022	(2,063)	—	—	(498)	(3,449)	(6,010)
Impairment	—	—	—	—	(63)	(63)
Disposals	—	—	—	—	10	10
Exchange differences	(82)	—	—	—	8	(74)
Accumulated impairment	(2,145)	—	—	(498)	(3,494)	(6,137)

Net book value as of September 30, 2022	481,898	23,268	4,836	1,486	56,777	568,265

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2021	477,865	45,974	667,697	9,724	125,810	1,327,070
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Additions	—	—	673	367	8,138	9,178
Disposals	—	—	—	—	(40)	(40)
Reclassifications	—	—	—	94	(94)	—
Exchange differences	(1,552)	(54)	(128)	(93)	(1,247)	(3,074)
Accumulated acquisition values	484,142	45,920	668,242	10,092	133,803	1,342,199

Opening balance as of April 1, 2021	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)
Amortization	—	(1,118)	(29,753)	(646)	(10,145)	(41,662)
Disposals	—	—	—	—	6	6
Exchange differences	—	—	33	39	895	967
Accumulated amortization	—	(20,505)	(635,860)	(7,945)	(72,135)	(736,445)

Opening balance as of April 1, 2021	(1,975)	—	—	(498)	(3,462)	(5,935)
Impairment	—	—	—	—	(262)	(262)
Reversal of impairment	—	—	—	—	95	95
Disposal	—	—	—	—	4	4

Exchange differences	5	—	—	—	3	8
Accumulated impairment	(1,970)	—	—	(498)	(3,622)	(6,090)

Net book value as of September 30, 2021	482,172	25,415	32,382	1,649	58,046	599,664

Goodwill
For the six months ended September 30, 2022, movements in goodwill allocated to the TFSS, and AVPS segments, and to the ZigZag and Yocuda businesses of the CRTS segment result solely from currency translation effects.
The impairment assessments performed as of March 31, 2022 are still considered valid and management did not identify any further impairment indicators during the period which would trigger an updated impairment test to be performed as of September 30, 2022.
Customer Relationships
As part of business combinations in 2012 and 2016, new intangibles were identified and collectively defined as customer relationship contracts. These customer relationships have been split across the operating segments as follows:

(EUR thousand)	As of September 30	As of March 31
Customer relationships	2022	2022	PPA initial valuation
TFSS	—	10,562	610,789
AVPS	2,016	2,112	44,256
Total	2,016	12,674	655,045
TFSS and AVPS Customer relationships contain different types of customers, categorized based on revenue and footprint or services offered. The expected economic life for the customer relationship contracts is between 9 and 20.5 years, driven by these varying types of customer relationships within the TFSS and AVPS operating segments and have been fully amortized by July 2022 or are expected to be fully amortized by September 2036, respectively.
Trademarks
Trademarks are classified as intangible assets either with a definite or indefinite useful life. As part of business combinations in 2012, when Silver Lake and Partners Group acquired Global Blue Group and in 2016, when Global Blue acquired Currency Select, new intangibles were identified and defined as trademarks. The fair value of trademarks was determined by calculating their value-in-use with the "Relief from Royalty" method. The assets will be fully amortized by July 2032.
Software
Software consists of IT software internally developed for TFSS and AVPS businesses and CRTS software, that has been acquired as part of the ZigZag and Yocuda acquisitions in the financial years ended March 31, 2021 and 2022, with an initial fair value of EUR5.2 million and EUR1.2 million, respectively. Both platforms are being amortized over a 5-year period. Additions to software during the six months ended September 30, 2022 mainly result from internally capitalized expenses related to “Business & Better”, an initiative to upgrade and release new functionalities to existing applications in order to meet new customer requirements and user needs.